Convertible Preferred Stock and Stockholders' Equity - RSU Activity (Details)	9 Months Ended
Sep. 30, 2020 $ / shares shares
Shared subject to vesting
Balance at end of period, unvested shares (in shares)	459,000
RSU
Shared subject to vesting
Issuance of additional shares (in shares)	459
Balance at end of period, unvested shares (in shares)	459
Weighted Average Grant Date Fair Value
Issuance of additional shares (in dollars per share) | $ / shares	$ 9.75
Balance at end of Period, unvested shares (in dollars per share) | $ / shares	$ 9.75